RELATED PARTIES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Sercor SA [Member]
Tax ID No.	96.925.430-1
Nature of Relationship	Associate
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Other purchases
Purchases	$ 148	$ 150	$ 0
Va Limpia [Member]
Tax ID No.	79.874.200-0
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Other purchases
Purchases	$ 257	0	0
Purchases [Member] | Abastible S.A. [Member]
Tax ID No.	91.806.000-6
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Fuel
Purchases	$ 3,668	3,115	2,199
Purchases [Member] | Compania de Petroleos de Chile S.A [Member]
Tax ID No.	99.520.000-7
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Fuel and other
Purchases	$ 75,328	66,789	39,732
Purchases [Member] | Compania Puerto de Coronel S.A. [Member]
Tax ID No.	79.895.330-3
Nature of Relationship	Subsidiary of the Associate
Country	Chile
Currency	U.S. Dollar
Transaction Descriptions	Transport and stowage
Purchases	$ 10,607	9,986	8,633
Purchases [Member] | Puerto Lirquen S.A. [Member]
Tax ID No.	96.959.030-1
Nature of Relationship	Subsidiary of the Associate
Country	Chile
Currency	U.S. Dollar
Transaction Descriptions	Port services
Purchases	$ 8,488	6,956	7,311
Purchases [Member] | EKA Chile S.A.
Tax ID No.	99.500.140-3
Nature of Relationship	Joint Venture
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Sodium chlorate
Purchases	$ 47,209	44,055	47,236
Purchases [Member] | Forestal del Sur S.A [Member]
Tax ID No.	79.825.060-4
Nature of Relationship	Associate of a subsidiary's minority shareholder
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Wood and ships
Purchases	$ 1,675	1,310	2,093
Purchases [Member] | Portaluppi, Guzman y Bezanilla Abogados [Member]
Tax ID No.	78.096.080-9
Nature of Relationship	Common director
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Legal services
Purchases	$ 897	1,496	1,295
Purchases [Member] | Empresa Nacional de Telecomunicaciones S.A. [Member]
Tax ID No.	92.580.000-7
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Telephone services
Purchases	$ 617	460	512
Purchases [Member] | CMPC Maderas S.A [Member]
Tax ID No.	95.304.000-K
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Wood and logs
Purchases	$ 644	330	511
Purchases [Member] | Forestal Mininco S.A [Member]
Tax ID No.	91.440.000-7
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Wood and logs
Purchases	$ 261	62	180
Purchases [Member] | Colbun Transmision S.A [Member]
Tax ID No.	76.218.856-2
Nature of Relationship	Common director
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Electrical Power
Purchases	$ 453	389	383
Purchases [Member] | Woodtech S.A. [Member]
Tax ID No.	76.724.000-7
Nature of Relationship	Indirect associate of controlling parent
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Wood volumen measurement services
Purchases	$ 2,449	2,239	982
Purchases [Member] | Inversiones Siemel S.A. [Member]
Tax ID No.	94.082.000-6
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Rentals
Purchases	$ 326	596	777
Purchases [Member] | CMPC Celulosa S.A. [Member]
Tax ID No.	96.532.330-9
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Others purchases
Purchases	$ 11	965	3
Sales [Member] | Compania de Petroleos de Chile S.A [Member]
Tax ID No.	99.520.000-7
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Charter Services
Sales	$ 75	202	0
Sales [Member] | EKA Chile S.A.
Tax ID No.	99.500.140-3
Nature of Relationship	Joint venture
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Electrical Power
Sales	$ 24,857	19,182	16,326
Sales [Member] | Forestal del Sur S.A [Member]
Tax ID No.	79.825.060-4
Nature of Relationship	Common director
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Harvesting services, Wood and chips
Sales	$ 26,308	25,322	21,657
Sales [Member] | Colbun S.A. [Member]
Tax ID No.	96.505.760-9
Nature of Relationship	Common director
Country	Chile
Currency	Chilean pesos
Transaction Descriptions	Electrical Power
Sales	$ 277	1,128	5,999
Sales [Member] | Unilin Arauco Pisos Ltda. [Member]
Tax ID No.	-
Nature of Relationship	Joint venture
Country	Brazil
Currency	Brazilian Real
Transaction Descriptions	Wood
Sales	$ 1,474	$ 2,966	$ 5,263